Note 5 - Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Tax Status [Line Items]
EBP, Tax Status	FEDERAL INCOME TAX STATUS
The Company received a determination letter, dated February 28, 2017, from the Internal Revenue Service (IRS) stating that the Plan, as amended, is qualified under Sections 401 and 501 of the IRC. The Company and the Plan Administrator believe that the Plan, as amended subsequent to the date of the determination letter, is currently designed and operated in compliance with the applicable requirements of the IRC and that the Plan remains qualified and the related trust remains tax-exempt. Participants in a qualified plan are not subject to income taxes on Company contributions or dividend income allocated to their accounts until a distribution is made from the Plan. Therefore, no provision for income taxes has been included in the Plan’s financial statements.

U.S. GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain tax position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.